(34) RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Risk Management [Abstract]
RISK MANAGEMENT

 (34)  RISK MANAGEMENT

The business of the Group comprise mainly the generation, commercialization and distribution of electric energy. As public utilities concessionaires, the activities and/or tariffs of its principal subsidiaries are regulated by ANEEL.

Risk management structure

At CPFL Group, the risk management is conducted through a structure that involves the Board of Directors and Supervisory Board, Advisory Committees from Board of Directors, Executive Board, Internal Audit, Risks and Compliance Management and business areas. This management is regulated by the Corporate Risk Management Policy, which describes the risk management model as well as the attributions of each agent.

The Board of Directors of CPFL Energia is responsible for deciding on the risk limit methodologies recommended by the Executive Board, and for being aware of the exposures and mitigation plans presented in the event these limits are exceeded. This forum is also responsible for being aware of and monitoring any important weaknesses in controls and/or processes, as well as relevant regulatory compliance failures, following up on the plans proposed by the Executive Board to correct them.

The Advisory Committee(s) of the Board of Directors, in its role(s) of technical body(ies), is responsible for becoming aware of (i) the risk monitoring models, (ii) the exposures to risks, and (iii) the control levels (including their effectiveness), as well as follow the progress of the mitigation actions signaled to readapt the exposures to the approved limits, supporting the Board of Directors in the performance of its statutory role related to risk management.

The Supervisory Board of CPFL Energia is responsible for, among other things, certifying that Management has means to identify the risks on the preparation and disclosure of the financial statements to which the CPFL Group is exposed, as well as for monitoring the effectiveness of the control environment.

The Executive Board of CPFL Energia is responsible for conducting businesses within the risk limits defined, and should take the required measures to avoid that the exposure to risks exceeds such limits and report any excess of the limit to the Board of Directors of CPFL Energia, presenting mitigation actions.

The Internal Audit, Risks and Compliance Management is responsible for the (i) coordination of the risk management process at the CPFL Group, developing and keeping updated Corporate Risk Management methodologies that involve the identification, measurement, monitoring and reporting of the risks to which the CPFL Group is exposed; (ii) periodic monitoring of the risk exposures and monitoring of the implementation of  mitigation actions by the business managers; (iii) monitoring and reporting of the status of the mitigation plans signaled by for reclassification of the exposures to the approved limits; and (iv) assessment of the internal control environment of the CPFL Group companies and interaction with the respective Business Managers, seeking the definition of action plans in the event of deficiencies identified.

The business areas have the primary responsibility for the management of the risks inherent to its processes, and should conduct them within the exposure limits defined and implementing mitigation plans for the main exposures, as well as developing and maintaining an adequate environment of operational controls for the effectiveness and continuity of the business of their respective management units.

The main market risk factors that affect the businesses are as follows:

Foreign exchange risk: This risk derives from the possibility of the Group incurring losses and cash constraints due to fluctuations in exchange rates, increasing the balances of liabilities denominated in foreign currency or decreasing the portion of revenue arising from annual adjustment of part of the tariff based on the fluctuation of the dollar, in power sale agreements of the joint venture ENERCAN. The exposure related to funding in foreign currency is hedged by swap transactions. The exposure related to ENERCAN revenue, proportional to the interest held by the Group, is hedged by financial instruments such as the zero cost collar described in note 35.b.1. The quantification of these risks is presented in note 35. In addition, the subsidiaries are exposed in their operating activities to fluctuations in exchange rates on purchase of electricity from Itaipu. The compensation mechanism - CVA protects the distribution subsidiaries against any economic losses.

Interest rate risk and inflation indexes: This risk arises due to the possibility of the Group incurring losses due to fluctuations in interest rates and in inflation indexes, which would increase the finance costs related to borrowings and debentures. The quantification of this risk is presented in note 35.

Credit risk: This risk arises from the possibility of the subsidiaries incurring losses resulting from difficulties in collecting amounts billed to customers. This risk is managed by the sales and services segments through norms and guidelines applied in terms of the approval, guarantees required and monitoring of the operations. In the distribution segment, even though it is highly pulverized, the risk is managed through monitoring of defaults, collection measures and cutting off supply. In the generation segment there are contracts under the regulated environment (ACR) and bilateral agreements that call for the posting of guarantees.

Risk of under/overcontracting from distributors: Risk inherent to the energy distribution business in the Brazilian market to which the distributors of the CPFL Group and all distributors in the market are exposed. Distributors can be prevented from fully passing through the costs of their electric energy purchases in two situations: (i) volume of energy contracted above 105% of the energy demanded by consumers and (ii) level of contracts lower than 100% of such demanded energy. In the first case, the energy contracted above 105% is sold in the CCEE (Electric Energy Trading Chamber) and is not passed through to consumers, that is, in PLD (Spot price used to evaluate the energy traded in the spot market - “Preço de Liquidação de Diferenças”) scenarios lower than the purchase price of these contracts, there is a loss for the concession. In the second case, the distributors are required to purchase energy at the PLD price at the CCEE and do not have guarantees of full pass-through to the consumer tariffs, and there is also a penalty for insufficiency of contractual guarantee. These situations may be mitigated if the distributors are able to justify the involuntary exposures or surpluses.

Market risk of commercialization companies: This risk arises from the possibility of commercialization companies incurring losses due to variations in the spot prices that will value the positions of energy surplus or deficit of its portfolio in the free market, marked against the market price of electricity.

Risk of shortage of hydroelectric energy: The energy sold by the Company is mostly generated by hydro power plants. The lack of rain for a long period may result in reduction of the water volume in plants’ dams, which jeopardizes the recovery of its volume, and may result in losses due to an increase in costs for purchasing energy or in revenue reduction due to the implementation of extensive energy saving programs or the adoption of a new rationing program, as occurred in 2001.

In 2019, the rain levels were below the average, mainly in the second half of the year, leading to a reduction in storage levels in dams.

Risk of acceleration of debts: The Company has borrowing agreements and debentures with restrictive covenants normally applicable to these types of transactions, involving compliance with economic and financial ratios. These covenants are monitored and do not restrict the capacity to operate normally.

Regulatory risk: The electric energy supplied tariffs charged to captive consumers by the distribution subsidiaries are set by ANEEL, at intervals established in the concession agreements entered into with the Federal Government and in accordance with the periodic tariff review methodology established for the tariff cycle. Once the methodology has been ratified, ANEEL establishes tariffs to be charged by the distributor to the final consumers. In accordance with Law No. 8,987/1995, the tariffs set shall ensure the economic and financial equilibrium of the concession agreement at the time of the tariff review, but could result in lower adjustments than expected by the electric energy distributors.

Financial instruments risk management

The Group maintains operating and financial policies and strategies to protect the liquidity, safety and profitability of their assets. Accordingly, control and follow-up procedures are in place as regards the transactions and balances of financial instruments, for the purpose of monitoring the risks and current rates in relation to market conditions. An assessment of this potential impact arising from the volatility of risk factors and their correlations is performed periodically to execute the decision making process and to comply with the risk management strategy, which may incorporate financial instruments, including derivatives.

Portfolios composed of these financial instruments are monitored monthly, allowing the monitoring of financial results and their impact on cash flow.

For the construction contracts for transmission companies signed in 2019, the Group is also exposed to market risks related to the volatility of commodity and construction material prices, such as the aluminum needed for the construction stage. In line with its risk management policy, risk mitigation strategies are used to reduce this volatility in cash flows. These mitigation strategies include derivative instruments, mainly forward transactions, futures and options.

Risk management controls: In order to manage the risks inherent to the financial instruments and to monitor the procedures established by Management, the Company and its subsidiaries use Luna and Bloomberg software systems to calculate the fair value adjustment, stress testing and duration of the instruments, and assess the risks to which the Company and its subsidiaries are exposed. Historically, the financial instruments contracted by the Company and its subsidiaries supported by these tools have produced adequate risk mitigation results. It must be stressed that the Company and its subsidiaries routinely contract derivatives, always with the appropriate levels of approval, only in the event of exposure that Management regards as a risk. The Company and its subsidiaries do not enter into transactions involving speculative derivatives.